Nature of operations and going concern	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Nature of operations and going concern

1.	Nature of operations and going concern

Scorpio Gold Corporation (the “Company” or “Scorpio”) is a publicly traded company incorporated under the laws of the Province of British Columbia. The Company’s shares are listed on the TSX Venture Exchange (“TSX-V”) and trade under the symbol SGN. The corporate office of the Company is located at Suite 750 – 1095 West Pender Street Vancouver, British Columbia V6E 2M6. The Company and its subsidiaries conduct mineral exploitation, exploration and development activities in the United States of America (“USA”).

These unaudited condensed consolidated interim financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business in the foreseeable future. As at June 30, 2026, the Company had a working capital of $1,392,659 (December 31, 2025 - $8,206,299). Management estimates that these funds will not provide the Company with sufficient financial resources to carry out currently planned operations through the next twelve months. Additional financing will be required by the Company to complete its strategic objectives and continue as a going concern. While the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms acceptable to the Company. These material uncertainties may cast significant doubt upon the Company’s ability to continue as a going concern.

These unaudited condensed consolidated interim financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate.

The unaudited condensed consolidated interim financial statements of the Company for the six months ended June 30, 2026 were approved by the Board of Directors on August 27, 2026.